Fair Value Measurements - Fair Value Disclosure of Asset and Liability Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Cash and due from banks	$ 9,047	$ 10,616	$ 9,124	$ 8,989
Carrying Amount
Financial assets
Cash and due from banks	9,047	10,616	9,124	8,989
Loans, net	1,975,050	1,926,034	1,866,182	1,713,364
Accrued interest receivable	14,781	15,158	15,481	15,253
Financial liabilities
Other borrowed funds	249,000	321,700	343,100	275,000
Accrued interest	3,832	2,763	1,452	309
Carrying Amount | Non-Interest Bearing
Financial liabilities
Deposit liabilities	876,396	906,723	960,692	930,847
Carrying Amount | Interest-bearing
Financial liabilities
Deposit liabilities	2,128,867	2,125,668	1,959,708	2,002,570
Carrying Amount | Bank Time Deposits
Financial assets
Interest-bearing deposits with banks	71,752	106,323	41,171	68,374
Fair Value Amount
Financial assets
Cash and due from banks	9,047	10,616	9,124	8,989
Loans, net	1,834,415	1,813,068	1,768,903	1,697,752
Accrued interest receivable	14,781	15,158	15,481	15,253
Financial liabilities
Other borrowed funds	248,997	321,667	342,904	274,999
Accrued interest	3,832	2,763	1,452	309
Fair Value Amount | Non-Interest Bearing
Financial liabilities
Deposit liabilities	876,396	906,723	960,692	930,847
Fair Value Amount | Interest-bearing
Financial liabilities
Deposit liabilities	2,119,927	2,118,085	1,951,227	2,002,089
Fair Value Amount | Bank Time Deposits
Financial assets
Interest-bearing deposits with banks	71,752	106,323	41,171	68,374
Fair Value Amount | Level 1
Financial assets
Cash and due from banks	9,047	10,616	9,124	8,989
Loans, net	0	0	0	0
Accrued interest receivable	0	0	0	0
Financial liabilities
Other borrowed funds	0	0	0	0
Accrued interest	0	0	0	0
Fair Value Amount | Level 1 | Non-Interest Bearing
Financial liabilities
Deposit liabilities	0	0	0	0
Fair Value Amount | Level 1 | Interest-bearing
Financial liabilities
Deposit liabilities	0	0	0	0
Fair Value Amount | Level 1 | Bank Time Deposits
Financial assets
Interest-bearing deposits with banks	71,752	106,323	41,171	68,374
Fair Value Amount | Level 2
Financial assets
Cash and due from banks	0	0	0	0
Loans, net	0	0	0	0
Accrued interest receivable	14,781	15,158	15,481	15,253
Financial liabilities
Other borrowed funds	248,997	321,667	342,904	274,999
Accrued interest	3,832	2,763	1,452	309
Fair Value Amount | Level 2 | Non-Interest Bearing
Financial liabilities
Deposit liabilities	876,396	906,723	960,692	930,847
Fair Value Amount | Level 2 | Interest-bearing
Financial liabilities
Deposit liabilities	2,119,927	2,118,085	1,951,227	2,002,089
Fair Value Amount | Level 2 | Bank Time Deposits
Financial assets
Interest-bearing deposits with banks	0	0	0	0
Fair Value Amount | Level 3
Financial assets
Cash and due from banks	0	0	0	0
Loans, net	1,834,415	1,813,068	1,768,903	1,697,752
Accrued interest receivable	0	0	0	0
Financial liabilities
Other borrowed funds	0	0	0	0
Accrued interest	0	0	0	0
Fair Value Amount | Level 3 | Non-Interest Bearing
Financial liabilities
Deposit liabilities	0	0	0	0
Fair Value Amount | Level 3 | Interest-bearing
Financial liabilities
Deposit liabilities	0	0	0	0
Fair Value Amount | Level 3 | Bank Time Deposits
Financial assets
Interest-bearing deposits with banks	$ 0	$ 0	$ 0	$ 0